[ Janus Letterhead ]

December 30, 2016

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

JANUS FUND

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy/registration statement on Form N-14 (“Proxy”) relating to the special meeting of shareholders of the Registrant and its series, Janus Fund (the “Fund”), to be held in April 2017. The Proxy will seek shareholder approval of: (i) an Agreement and Plan of Reorganization; (ii) a new investment advisory agreement; (iii) a new trustee; and (iv) a proposal to authorize the Registrant’s adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Registrant’s Board of Trustees, but without obtaining additional shareholder approval.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please do not hesitate to contact me at 303-394-6459.

Sincerely,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Assistant General Counsel

Janus Capital Management LLC

Enclosure (via EDGAR only)

cc:	Bruce Rosenblum

Michelle Rosenberg

Donna Brungardt